Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangibles consisted of the following at December 31, 2025 and December 31, 2024, respectively:

Type	December 31, 2025	December 31, 2024	Estimated Useful Lives (Years)
Tradenames/trademarks	$1,489,254	$59,254	15
Customer relationships	3,258,401	1,082,813	5 to 15
Knowhow	2,157,502	43,600	5 to 15
Licensing agreements	429,000	-	15
FAA Part 135 Operating Certificate	1,523,767	-	Indefinite
Websites and apps	157,487	43,600	3 to 5

Less: accumulated amortization	(1,529,407)	(1,125,717)
Intangibles – net	$7,486,004	$103,550